Other Intangible Assets and Goodwill (Changes In Carrying Amount Of Goodwill By Reportable Operating Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Oct. 03, 2010
Goodwill [Line Items]
Goodwill prior to impairment, beginning balance	$ 330.2	[1]	$ 271.0	[1]
Accumulated impairment charges, beginning balance	(8.6)	[1]	(8.6)	[1]
Goodwill, beginning balance	321.6	[1]	262.4	[1]
Acquisitions	77.5		63.8
Purchase price adjustment of previous acquisitions	0		0
Impairment	0		0		(1.6)
Other	0	[2]	(4.6)	[2]
Goodwill prior to impairment, ending balance	407.7		330.2	[1]	271.0	[1]
Accumulated impairment charges, ending balance	(8.6)		(8.6)	[1]	(8.6)	[1]
Goodwill, ending balance	399.1		321.6	[1]	262.4	[1]
Americas [Member]
Goodwill [Line Items]
Goodwill prior to impairment, beginning balance	162.9	[1]	163.6	[1]
Accumulated impairment charges, beginning balance	(8.6)	[1]	(8.6)	[1]
Goodwill, beginning balance	154.3	[1]	155.0	[1]
Acquisitions	70.5		0
Purchase price adjustment of previous acquisitions	0		0
Impairment	0		0
Other	2.5	[2]	(0.7)	[2]
Goodwill prior to impairment, ending balance	235.9		162.9	[1]
Accumulated impairment charges, ending balance	(8.6)		(8.6)	[1]
Goodwill, ending balance	227.3		154.3	[1]
EMEA [Member]
Goodwill [Line Items]
Goodwill prior to impairment, beginning balance	63.0	[1]	3.1	[1]
Accumulated impairment charges, beginning balance	0	[1]	0	[1]
Goodwill, beginning balance	63.0	[1]	3.1	[1]
Acquisitions	0		63.8
Purchase price adjustment of previous acquisitions	0		0
Impairment	0		0
Other	(3.0)	[2]	(3.9)	[2]
Goodwill prior to impairment, ending balance	60.0		63.0	[1]
Accumulated impairment charges, ending balance	0		0	[1]
Goodwill, ending balance	60.0		63.0	[1]
China And Asia Pacific [Member]
Goodwill [Line Items]
Goodwill prior to impairment, beginning balance	74.8	[1]	74.8	[1]
Accumulated impairment charges, beginning balance	0	[1]	0	[1]
Goodwill, beginning balance	74.8	[1]	74.8	[1]
Acquisitions	0		0
Purchase price adjustment of previous acquisitions	0		0
Impairment	0		0
Other	0.5	[2]	0	[2]
Goodwill prior to impairment, ending balance	75.3		74.8	[1]
Accumulated impairment charges, ending balance	0		0	[1]
Goodwill, ending balance	75.3		74.8	[1]
Channel Development [Member]
Goodwill [Line Items]
Goodwill prior to impairment, beginning balance	23.8	[1]	23.8	[1]
Accumulated impairment charges, beginning balance	0	[1]	0	[1]
Goodwill, beginning balance	23.8	[1]	23.8	[1]
Acquisitions	0		0
Purchase price adjustment of previous acquisitions	0		0
Impairment	0		0
Other	0	[2]	0	[2]
Goodwill prior to impairment, ending balance	23.8		23.8	[1]
Accumulated impairment charges, ending balance	0		0	[1]
Goodwill, ending balance	23.8		23.8	[1]
Other [Member]
Goodwill [Line Items]
Goodwill prior to impairment, beginning balance	5.7	[1]	5.7	[1]
Accumulated impairment charges, beginning balance	0	[1]	0	[1]
Goodwill, beginning balance	5.7	[1]	5.7	[1]
Acquisitions	7.0		0
Purchase price adjustment of previous acquisitions	0		0
Impairment	0		0
Other	0	[2]	0	[2]
Goodwill prior to impairment, ending balance	12.7		5.7	[1]
Accumulated impairment charges, ending balance	0		0	[1]
Goodwill, ending balance	$ 12.7		$ 5.7	[1]

[1]	In conjunction with the change in reportable operating segments, we reclassified goodwill by segment as of October 2, 2011 and October 3, 2010.
[2]	Other is primarily comprised of changes in the goodwill balance as a result of foreign exchange fluctuations.